ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2022
ORGANIZATION AND DESCRIPTION OF BUSINESS
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

MDJM LTD (the “Company” or “MDJM”) was incorporated on January 26, 2018, under the laws of the Cayman Islands as an exempted company under the name of MDJLEAD LTD. Effective on May 7, 2018, the Company changed its corporate name to MDJM LTD. The Company, through its subsidiaries and Mingda Jiahe (Tianjin) Co. Ltd. (“Mingda Tianjin” or the “VIE”), is principally engaged in providing end-to-end services in the life cycle of a residential real estate project, including primary real estate agency services, real estate consulting services, and training and evaluation with respect to primary agency sales services in the People’s Republic of China (the “PRC”). The Company and its subsidiaries and the VIE are, collectively, referred to as the “Group.” The Company’s subsidiaries and the VIE are, collectively, referred to as the “operating entities.”

MDJCC Limited (“MDJM Hong Kong”) was incorporated on February 9, 2018, under the laws of Hong Kong. MDJM owns 100% of the equity interests in MDJM Hong Kong.

MD Local Global Limited (“MD UK”) was incorporated in the United Kingdom (the “UK”) under the Companies Act 2006 as a private company on October 28, 2020, and it is registered in England and Wales. MDJM owns 100% of the equity interests in MD UK.

Mansions Estate Agent Ltd (“Mansions Estate”) was incorporated pursuant to England laws as a limited company on June 15, 2021, to conduct residential property management and real estate agencies business. At the time of incorporation, MD UK held originally 51% of the equity interest in Mansions Estate, Ocean Tide Wealth Limited, a specialist mortgage broker in the UK, held 41% of the equity interest, and Mingzhe Zhang, an individual held the remaining 8%. On May 20, 2022, MD UK acquired the 41% ownership interest from Ocean Tide Wealth Limited with a consideration of one British pound sterling. On May 20, 2022, MD UK acquired the 8% ownership interest from Mingzhe Zhang with a consideration of one British pound sterling. After the acquisitions, MD UK owed 100% of the equity interests in Mansions Estate.

On January 14, 2022, Mingda Jiahe Development Investment Co., Ltd (“MD Japan”) was incorporated pursuant to Japanese laws. MDJM holds 100% of the equity interest in MD Japan. For the six months ended June 30, 2022, MD Japan incurred professional fees of $24,084 relating to the establishment of such entity in Japan and did not generate any revenue.

On February 16, 2022, MD Lokal Global GmbH (“MD German”) was incorporated pursuant to German laws. MDJM holds 100% of the equity interest in MD German. For the six months ended June 30, 2022, MD German incurred professional fees of $36,987 relating to the entity establishment in Germany and did not generate any revenue.

Beijing Mingda Jiahe Technology Development Co. Ltd. (“Mingda Beijing”), is a limited liability company organized on March 9, 2018, under the laws of the PRC, which is a wholly-foreign owned entity (“WFOE”) and 100% owned by MDJM Hong Kong.

Mingda Tianjin is a limited liability company organized on September 25, 2002 under the laws of the PRC under the name of Tianjin Mingda Jiahe Real Estate Co., Ltd. On February 2, 2021, Mingda Tianjin changed its name to “Mingda Jiahe (Tianjin) Co. Ltd.”

The following table lists the wholly-owned subsidiaries and the VIE of the Company:

	Date of	Place of	Percentage of
Name of the Company	Incorporation	Incorporation	Ownership
MDJM Hong Kong	February 9, 2018	Hong Kong	100%
MDJM UK	October 28, 2020	England and Wales	100%
Mansions Estate	June 15, 2021	England and Wales	100%
MD Japan	January 14, 2022	Japan	100%
MD German	February 16, 2022	Germany	100%
Mingda Beijing	March 9, 2018	PRC	100%
Mingda Tianjin	September 25, 2002	PRC	VIE

The VIE Agreements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide services in certain industries. To comply with these regulations, on April 28, 2018, Mingda Beijing entered into a series of contractual arrangements with Mingda Tianjin and shareholders of Mingda Tianjin (collectively, the “VIE Agreements”). Due to PRC legal restrictions on foreign ownership in the real estate sector, neither the Company nor its subsidiaries own any equity interest in Mingda Tianjin. Instead, for accounting purposes, the Company controls and receives the economic benefits of Mingda Tianjin’s business operation through the VIE Agreements, which enable the Company to consolidate the financial results of the VIE and its subsidiaries in the Company’s consolidated financial statements under the generally accepted accounting principles in the United States of America (“U.S. GAAP”).

Agreements that Transfer Economic Benefits of Mingda Tianjin

On April 28, 2018, Mingda Beijing entered into an “Exclusive Business Cooperation Agreement” (the “Business Agreement”) with Mingda Tianjin. Pursuant to the Business Agreement, Mingda Beijing will provide a series of consulting and technical support services to Mingda Tianjin and is entitled to receive 100% of Mingda Tianjin’s net income after deduction of required PRC statutory surplus reserve as a service fee. The service fee is paid annually or at any such time agreed by Mingda Beijing and Mingda Tianjin. The term of this Business Agreement is valid for 10 years upon execution of the agreement and may be extended or terminated prior to the expiration date at will of Mingda Beijing. Unless expressly provided by the Business Agreement, without prior written consent of Mingda Beijing Mingda Tianjin may not engage any third party to provide the services offered by Mingda Beijing under the agreement.

Agreements that Enable the Company to Control and Receive the Economic Benefits of Mingda Tianjin’s Business Operation for Accounting Purposes

On April 28, 2018, each of the shareholders of the Mingda Tianjin entered into an “Exclusive Call Option Agreement” (collectively, the “Option Agreements”) with Mingda Beijing. Pursuant to the Option Agreements, each of the shareholders of Mingda Tianjin granted an irrevocable and unconditional option to Mingda Beijing or its designees to acquire all or part of such shareholder’s equity interests in Mingda Tianjin at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in Mingda Tianjin will be equal to the registered capital of Mingda Tianjin, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. The Option Agreements are valid for 10 years upon execution of the agreements and may be extended prior to the expiration date at will by Mingda Beijing.

On April 28, 2018, each of the shareholders of Mingda Tianjin also entered into an “Equity Pledge Agreement” (collectively, the “Pledge Agreements”) with Mingda Beijing. Pursuant to the Pledge Agreements, the shareholders pledged their respective equity interests in Mingda Tianjin to guarantee the performance of the obligations of the VIE. Mingda Beijing, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the Pledge Agreements, each of the shareholders of Mingda Tianjin cannot transfer, sell, pledge, dispose of, or otherwise create any new encumbrance on their respective equity interests in Mingda Tianjin without the prior written consent of Mingda Beijing. The equity pledge right will expire when the exclusive business cooperation between Mingda Beijing and Mingda Tianjin is terminated and all service fees are paid. The equity pledges of Mingda Tianjin have been registered with the relevant local branch of the State Administration for Industry and Commerce.

Risks in Relation to the VIE Structure

The Company believes that the VIE Agreements are in compliance with the PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the VIE Agreements and the interests of the shareholders of the VIE may diverge from those of the Company and that may potentially increase the risk that such shareholders would seek to act inconsistently with the contractual terms, for example by influencing the VIE not to pay the service fees when required to do so.

The Company’s ability to, for accounting purposes, control and receive the economic benefits of Mingda Tianjin’s business operation through the VIE Agreements, and to consolidate the financial results of the VIE and its subsidiaries in its consolidated financial statements, also depends on the power of attorney Mingda Beijing has to vote on all matters requiring shareholder approval in the VIE. The Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the VIE Agreements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, Mingda Beijing, or the VIE.